Pay vs Performance Disclosure - USD ($)		12 Months Ended			20 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (“CAP”) (as defined in Item 402(v)) and performance.

Year(1)	SCT Total for Randall	CAP for Randall(2)	SCT Total for Meyer	CAP for Meyer(2)	Average SCT for Non-PEO NEOs	Average CAP for Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income(3)
2025	$2,032,701	$3,931,915	—	—	$1,014,046	$1,485,732	$346	$38,104,000
2024	$2,298,035	$4,846,704	$1,304,257	$4,033,777	$1,022,526	$2,707,490	$280	$(75,817,000)
2023	—	—	$2,112,624	$1,088,052	$792,929	$668,546	$84	$(23,544,000)

____________

(1)      Mr. Randall has been our Principal Executive Officer (“PEO”) since May 1, 2024, with Mr. Meyer serving as PEO prior to May 1, 2024, in fiscal years 2024 and 2023. The individuals comprising the Non-PEO named executive officers (NEOs) for each year presented are listed below:

2023	2024	2025
Terrence R. Rogers	W. Matthew Tonn	W. Matthew Tonn
W. Matthew Tonn	Michael A. Riordan	Michael A. Riordan
Michael A. Riordan

(2)      The table below provides the details on the manner in which CAP was determined based on the summary compensation table total (“SCT Total”) amounts shown for the PEO and the other Non-PEO NEOs.

	SCT Total	Subtract Reported SCT Stock Awards Value	Subtract Reported SCT Option Awards Value	Add FYE fair value of outstanding and unvested awards granted during the FY	Add vesting date fair value of awards that are granted and vest during the FY	Add Change in fair value of outstanding and unvested awards at FYE from prior FYE	Add the Change in fair value of awards that vested during the FY from the prior FYE	Subtract the fair value as of the prior FYE for awards that did not vest	CAP
2025
Randall	$2,032,701	$453,746	$449,219	$1,000,171	$—	$1,306,599	$495,409	—	$3,931,915
Avg. Non-PEO NEOs	$1,014,046	$189,001	$187,111	$416,601	$—	$357,454	$73,743	—	$1,485,732

2024
Randall	$2,298,035	$450,481	$450,487	$3,034,389	—	$278,832	$136,416	—	$4,846,704
Meyer	$1,304,257	$468,752	$468,686	$2,097,951	$475,620	$1,052,554	$40,833	—	$4,033,777
Avg. Non-PEO NEOs	$1,022,526	$165,377	$165,353	$1,218,422	—	$768,708	$28,564	—	$2,707,490

2023
Meyer	$2,112,624	$423,749	$421,651	$339,453	$376,373	$(911,602)	$16,604	—	$1,088,052
Avg. Non-PEO NEOs	$792,929	$119,063	$118,473	$195,213	—	$(89,248)	$7,188	—	$668,546

(3)      The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statement for the applicable year.

Named Executive Officers, Footnote

(1)      Mr. Randall has been our Principal Executive Officer (“PEO”) since May 1, 2024, with Mr. Meyer serving as PEO prior to May 1, 2024, in fiscal years 2024 and 2023. The individuals comprising the Non-PEO named executive officers (NEOs) for each year presented are listed below:

2023	2024	2025
Terrence R. Rogers	W. Matthew Tonn	W. Matthew Tonn
W. Matthew Tonn	Michael A. Riordan	Michael A. Riordan
Michael A. Riordan

Adjustment To PEO Compensation, Footnote

(2)      The table below provides the details on the manner in which CAP was determined based on the summary compensation table total (“SCT Total”) amounts shown for the PEO and the other Non-PEO NEOs.

	SCT Total	Subtract Reported SCT Stock Awards Value	Subtract Reported SCT Option Awards Value	Add FYE fair value of outstanding and unvested awards granted during the FY	Add vesting date fair value of awards that are granted and vest during the FY	Add Change in fair value of outstanding and unvested awards at FYE from prior FYE	Add the Change in fair value of awards that vested during the FY from the prior FYE	Subtract the fair value as of the prior FYE for awards that did not vest	CAP
2025
Randall	$2,032,701	$453,746	$449,219	$1,000,171	$—	$1,306,599	$495,409	—	$3,931,915
Avg. Non-PEO NEOs	$1,014,046	$189,001	$187,111	$416,601	$—	$357,454	$73,743	—	$1,485,732

2024
Randall	$2,298,035	$450,481	$450,487	$3,034,389	—	$278,832	$136,416	—	$4,846,704
Meyer	$1,304,257	$468,752	$468,686	$2,097,951	$475,620	$1,052,554	$40,833	—	$4,033,777
Avg. Non-PEO NEOs	$1,022,526	$165,377	$165,353	$1,218,422	—	$768,708	$28,564	—	$2,707,490

2023
Meyer	$2,112,624	$423,749	$421,651	$339,453	$376,373	$(911,602)	$16,604	—	$1,088,052
Avg. Non-PEO NEOs	$792,929	$119,063	$118,473	$195,213	—	$(89,248)	$7,188	—	$668,546

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,014,046	$ 1,022,526	$ 792,929
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 1,485,732	2,707,490	668,546
Adjustment to Non-PEO NEO Compensation Footnote

(2)      The table below provides the details on the manner in which CAP was determined based on the summary compensation table total (“SCT Total”) amounts shown for the PEO and the other Non-PEO NEOs.

	SCT Total	Subtract Reported SCT Stock Awards Value	Subtract Reported SCT Option Awards Value	Add FYE fair value of outstanding and unvested awards granted during the FY	Add vesting date fair value of awards that are granted and vest during the FY	Add Change in fair value of outstanding and unvested awards at FYE from prior FYE	Add the Change in fair value of awards that vested during the FY from the prior FYE	Subtract the fair value as of the prior FYE for awards that did not vest	CAP
2025
Randall	$2,032,701	$453,746	$449,219	$1,000,171	$—	$1,306,599	$495,409	—	$3,931,915
Avg. Non-PEO NEOs	$1,014,046	$189,001	$187,111	$416,601	$—	$357,454	$73,743	—	$1,485,732

2024
Randall	$2,298,035	$450,481	$450,487	$3,034,389	—	$278,832	$136,416	—	$4,846,704
Meyer	$1,304,257	$468,752	$468,686	$2,097,951	$475,620	$1,052,554	$40,833	—	$4,033,777
Avg. Non-PEO NEOs	$1,022,526	$165,377	$165,353	$1,218,422	—	$768,708	$28,564	—	$2,707,490

2023
Meyer	$2,112,624	$423,749	$421,651	$339,453	$376,373	$(911,602)	$16,604	—	$1,088,052
Avg. Non-PEO NEOs	$792,929	$119,063	$118,473	$195,213	—	$(89,248)	$7,188	—	$668,546

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[1]	$ 346	280	84
Net Income (Loss)	[1],[3]	38,104,000	$ (75,817,000)	(23,544,000)
PEO Name			Mr. Meyer		Mr. Randall
Subtract Reported SCT Stock Awards Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		189,001	$ 165,377	119,063
Subtract Reported SCT Option Awards Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		187,111	165,353	118,473
Add FYE fair value of outstanding and unvested awards granted during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		416,601	1,218,422	195,213
Add vesting date fair value of awards that are granted and vest during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Add Change in fair value of outstanding and unvested awards at FYE from prior FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		357,454	768,708	(89,248)
Add the Change in fair value of awards that vested during the FY from the prior FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		73,743	28,564	7,188
Subtract the fair value as of the prior FYE for awards that did not vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Randall [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	2,032,701	2,298,035
PEO Actually Paid Compensation Amount	[1],[2]	3,931,915	4,846,704
Mr. Randall [Member] | Subtract Reported SCT Stock Awards Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		453,746	450,481
Mr. Randall [Member] | Subtract Reported SCT Option Awards Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		449,219	450,487
Mr. Randall [Member] | Add FYE fair value of outstanding and unvested awards granted during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,000,171
Mr. Randall [Member] | Add vesting date fair value of awards that are granted and vest during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Randall [Member] | Add Change in fair value of outstanding and unvested awards at FYE from prior FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,306,599	278,832
Mr. Randall [Member] | Add the Change in fair value of awards that vested during the FY from the prior FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		495,409	136,416
Mr. Randall [Member] | Subtract the fair value as of the prior FYE for awards that did not vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Meyer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]		1,304,257	2,112,624
PEO Actually Paid Compensation Amount	[1],[2]		4,033,777	1,088,052
Mr. Meyer [Member] | Subtract Reported SCT Stock Awards Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			468,752	423,749
Mr. Meyer [Member] | Subtract Reported SCT Option Awards Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			468,686	421,651
Mr. Meyer [Member] | Add FYE fair value of outstanding and unvested awards granted during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,097,951	339,453
Mr. Meyer [Member] | Add vesting date fair value of awards that are granted and vest during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			475,620	376,373
Mr. Meyer [Member] | Add Change in fair value of outstanding and unvested awards at FYE from prior FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,052,554	(911,602)
Mr. Meyer [Member] | Add the Change in fair value of awards that vested during the FY from the prior FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			40,833	16,604
Mr. Meyer [Member] | Subtract the fair value as of the prior FYE for awards that did not vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Randall [Member] | Add FYE fair value of outstanding and unvested awards granted during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 3,034,389

[1]

(1)      Mr. Randall has been our Principal Executive Officer (“PEO”) since May 1, 2024, with Mr. Meyer serving as PEO prior to May 1, 2024, in fiscal years 2024 and 2023. The individuals comprising the Non-PEO named executive officers (NEOs) for each year presented are listed below:

2023	2024	2025
Terrence R. Rogers	W. Matthew Tonn	W. Matthew Tonn
W. Matthew Tonn	Michael A. Riordan	Michael A. Riordan
Michael A. Riordan

[2]

(2)      The table below provides the details on the manner in which CAP was determined based on the summary compensation table total (“SCT Total”) amounts shown for the PEO and the other Non-PEO NEOs.

	SCT Total	Subtract Reported SCT Stock Awards Value	Subtract Reported SCT Option Awards Value	Add FYE fair value of outstanding and unvested awards granted during the FY	Add vesting date fair value of awards that are granted and vest during the FY	Add Change in fair value of outstanding and unvested awards at FYE from prior FYE	Add the Change in fair value of awards that vested during the FY from the prior FYE	Subtract the fair value as of the prior FYE for awards that did not vest	CAP
2025
Randall	$2,032,701	$453,746	$449,219	$1,000,171	$—	$1,306,599	$495,409	—	$3,931,915
Avg. Non-PEO NEOs	$1,014,046	$189,001	$187,111	$416,601	$—	$357,454	$73,743	—	$1,485,732

2024
Randall	$2,298,035	$450,481	$450,487	$3,034,389	—	$278,832	$136,416	—	$4,846,704
Meyer	$1,304,257	$468,752	$468,686	$2,097,951	$475,620	$1,052,554	$40,833	—	$4,033,777
Avg. Non-PEO NEOs	$1,022,526	$165,377	$165,353	$1,218,422	—	$768,708	$28,564	—	$2,707,490

2023
Meyer	$2,112,624	$423,749	$421,651	$339,453	$376,373	$(911,602)	$16,604	—	$1,088,052
Avg. Non-PEO NEOs	$792,929	$119,063	$118,473	$195,213	—	$(89,248)	$7,188	—	$668,546

[3]	(3) The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statement for the applicable year.